2. Loans: Schedule of Loans and Financing Receivable (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Gross	$ 530,915,607	$ 544,405,558
Financing Receivable, percent of portfolio	100.00%	100.00%
Financing Receivable, net charge-offs	$ 52,562,543	$ 32,007,285
Financing Receivable, percent net charge-offs	100.00%	100.00%
Cosumer Loans
Financing Receivable, Gross	$ 475,739,992	$ 492,742,657
Financing Receivable, percent of portfolio	89.60%	90.50%
Financing Receivable, net charge-offs	$ 50,936,066	$ 31,119,348
Financing Receivable, percent net charge-offs	96.90%	97.20%
Real Estate Loans
Financing Receivable, Gross	$ 24,104,551	$ 21,754,111
Financing Receivable, percent of portfolio	4.50%	4.00%
Financing Receivable, net charge-offs	$ (3,378)	$ 10,699
Financing Receivable, percent net charge-offs	0.00%	0.00%
Sales Finance Contracts
Financing Receivable, Gross	$ 31,071,064	$ 29,908,790
Financing Receivable, percent of portfolio	5.90%	5.50%
Financing Receivable, net charge-offs	$ 1,629,855	$ 877,238
Financing Receivable, percent net charge-offs	3.10%	2.80%